Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments
In connection with the closing of the Business Combination, the Company entered into the Investor Rights Agreement on June 25, 2021 (the “Investor Rights Agreement”), pursuant to which the holders of Registrable Securities (as defined therein) became entitled to, among other things, customary registration rights, including demand, piggy-back and shelf registration rights. The Investor Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the registration rights holders against (or make contributions in respect of) certain liabilities which may arise under the Securities Act. On July 15, 2021, the Company registered the Registrable Securities for resale pursuant to a registration statement on Form S-1, as amended (File No. 333-257931) that became effective on July 30, 2021.
In May 2018, the Company executed operating and maintenance agreements for certain services, to facilitate the development and thus bring Origin 1 to the condition necessary for its intended use, commencing in different periods between July 2018 and September 2019, and all generally for five-year periods. The agreements are generally automatically extended for one-year periods thereafter. The agreements include annual fixed payments subject to escalation clauses at the beginning of each calendar year, as defined in the agreement. The minimum fixed payments are $0.4 million (in Canadian dollars) per year over the fixed term. Certain of the agreements include quantities that are based on volumes, as defined in the applicable agreements. The Company is also responsible for applicable taxes under these agreements. During the year ended December 31, 2021 and 2020, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $0.1 million.
In May 2019, the Company also concurrently executed a take-or-pay steam supply agreement commencing by October 1, 2019, through December 31, 2022, whereby the Company will receive up to 25% for the first year and 50% thereafter of the steam generated, up to 140,000 MMBTUs per year. The price paid for the steam is based on a fixed amount plus the supplier’s cost of natural gas, as defined in the agreement. During the year ended December 31, 2021 and 2020, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $0.1 million.
In May 2018, the Company entered into a joint development agreement (the “JDA”) with a legacy stockholder to evaluate alternative uses for one of the Company’s products. The term of the JDA is the later of (i) 3 years from the JDA effective date and (ii) the final expected development program completion date as specified in the JDA. There were no expenses under this agreement for the year ended December 31, 2021 or 2020.
Patent licenses
In July 2017, the Company entered into a patent license agreement for $0.1 million, which expires upon expiration of the last patent in December 2025. Under this agreement, the Company will pay minimum royalty payments of $5,000 per year and, if the Company develops and sells certain products based on the patent, up to a maximum of $25,000 per year. Certain products that Origin is currently developing and anticipates selling are expected to utilize these patents.
In December 2016, the Company entered into a patent license agreement for $0.5 million, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to a cumulative $0.5 million from Origin 1, whereby no further payments will be due for any production at Origin 1. If production of those products occurs at subsequent facilities, the Company will pay an upfront license fee royalty and a variable royalty based on production at that subsequent facility, capped at an aggregate $10 million per facility. Certain products that the Company is currently developing and anticipates selling are expected to utilize these patents. No payments were made during the year ended December 31, 2021 or 2020.
In November 2016, the Company entered into a patent license agreement for $35.0 thousand, which expires upon expiration of the patent. Under this agreement, if the Company produces products based on the patent, the Company will pay an annual royalty upon commencement of operations on Origin 1 of $25.0 thousand up to a cumulative $1.0 million. The pipeline of Company products and sales are not currently expected to be subject to this patent. No payments were made during the year ended December 31, 2021 or 2020.
In August 2015, the Company entered into a patent license agreement, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to $2.0 million per year and $10.0 million in the aggregate. Certain products that the Company is currently developing and anticipates selling are expected to utilize these patents. No payments were made during the year ended December 31, 2021 or 2020.
In June 2011, the Company entered into a nonexclusive patents license agreement, which expires upon expiration of the last patent to expire. Under this agreement, the Company pays a royalty of $5.0 thousand annually and if the Company develops and sells specific products based on the patent, 0.4% of net sales. The pipeline of Company products and sales are not currently expected to be subject to this patent.
Contingencies
At times there may be claims and legal proceedings generally incidental to the normal course of business that are pending or threatened against the Company. Although the Company cannot predict the outcome of these matters when they arise, in the opinion of management, any liability arising from them will not have a material adverse effect on the consolidated financial position, results of operations, or liquidity of the Company. At December 31, 2021 and December 31, 2020, there were no claims or legal proceedings.